General (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
General (Textual)
Ownership percentage outstanding				40.00%
Cash used in operating activities	$ (2,591,341)	$ (2,169,889)	$ (1,281,273)
Net loss	(1,972,558)	(2,843,905)	$ (1,621,400)
Accumulated deficit	$ (17,058,758)	$ (15,086,200)